UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

Message

from

the Chief

Investment

Officer

and

Semi-Annual

Shareholder

Report

Huntington World Income Fund

April 30, 2012

CLASS A SHARES

TRUST SHARES

Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

•	Account applications and other forms—which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account history—including information about the transactions and balances in a customer’s account(s); and

•	Correspondence—written, telephonic or through the Huntington Funds website—between a customer and the Huntington Funds or service providers to the Huntington Funds.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:

•	As authorized—if you request or authorize the disclosure of the information.

•

As permitted by law—for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•	Under marketing agreements—we may also share information with companies that perform marketing services on our behalf.

We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent, in accordance with its policies and procedures, to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information. When information about the Huntington Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

[1]

For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds’ shares.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

LIMITING USE OF YOUR INFORMATION FOR MARKETING WITHIN OUR FAMILY OF COMPANIES

•

Huntington Funds is providing this notice. Federal law gives you the right to limit some but not all marketing from our affiliates. Federal law also requires us to give you this notice to tell you about your choice to limit marketing from our affiliates.

•

You may limit our affiliates in the Huntington group of companies, including, but not limited to, Huntington Asset Advisors, Inc., Huntington Investment Company, Huntington Asset Services and Unified Financial Securities, from marketing their products or services to you based on your personal information that we collect and share with them. This information includes your income and your account history with us.

•	Your choice to limit marketing offers from our affiliates will apply until you tell us to change your choice.

•	If you have already made a choice to limit marketing offers from our affiliates, you do not need to act again.

•

For joint consumer accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once. It is not necessary for you to respond for each account.

To limit marketing offers, check the box below and return the form to us.

☐ Exclude me from information sharing among your affiliates as described above.

To complete your request, please provide us with the following information.

Name:

Account Number:

Street Address:

City, State, Zip:

Phone Number:

Last 4 digits of Social Security Number:

If you have checked the box above, either mail this form in a stamped envelope to:

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

or call us at 1-800-253-0412

Message from the Chief Investment Officer

Dear Shareholders:

On May 2, 2011, the Huntington Funds added the Huntington World Income Fund (“Fund”) to our family of funds. With many of our shareholders looking for income, whether to meet current cash flow needs or for future retirement, they often think of traditional U.S. bond yields. However, domestic bonds represent just one of many ways to generate income. We developed this innovative Fund to give our fund managers the flexibility to invest in bonds issued by governments and companies, both foreign and domestic, as they look for the most attractive yield opportunities. Unlike other income funds, this Fund also invests in dividend-paying stocks around the globe that meet stringent criteria that we believe are poised to offer consistent and/or growing dividends. In addition, the Fund invests in non-traditional investments such as bond exchange-traded funds (“ETFs”), preferred stocks and more specialized securities like Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”).

The Fund not only looks for income opportunities, but is also designed with the goal of preserving your principal. We actively manage the portfolio, making tactical allocations to international and domestic bonds, stocks and special asset classes and may employ hedges to mitigate market or specific issue volatility. The Fund is designed to help weather different economic climates, and respond to interest rate, currency and inflationary trends. I am proud to be part of a team of five portfolio managers who are knowledgeable and experienced in the financial markets across the globe. By collaborating on the Fund, we leverage the unique experience of each specialist, allowing the Fund to take advantage of what we believe are the best income opportunities, wherever they may be found.

For the six month period through April 30, 2012, the Huntington World Income Fund’s Trust Shares and Class A Shares produced total returns (not including the deduction of applicable sales charges) of 3.99% and 3.87%, respectively, based on net asset value. This performance was greater than the total return of 1.15% for the Fund’s benchmark, the BofA Merrill Lynch Global Broad Market Bond Index (“GBMI”)1, for the same period, and less than the 4.11% total return for the World Income Indices Blend (“WIIB”)2, consisting of the GBMI and the MSCI All Country World Index (“MSCI ACWI”)3, for the same period.

The broader equity markets have enjoyed a healthy run that has benefitted the Fund over the last six months. The bond component held up well, but there were still some currency concerns due to the financial turmoil in Europe and the negative effect it could have on our bond portfolio, as it did the third quarter of last year. As a result of the continued global economic issues, policy makers worldwide have moved interest rates to almost historic lows, with no anticipated change anytime soon. For this reason, the Fund continued to invest more heavily in equity-based income ideas versus fixed income. Moving forward, we intend to use more hedging tools to potentially stabilize the NAV of the Fund and smooth out the Fund’s performance given the emphasis on equities. The focus of the Fund remains maximizing yield in this low current interest rate environment.

As always, Huntington Funds seeks to minimize risk and tap into vehicles that provide value to our shareholders. We appreciate your confidence and your continued investment in the Huntington World Income Fund. We invite you to visit www.huntingtonfunds.com for all you need to know about Huntington Funds. Here you will find portfolio manager videos, our quarterly economic outlook, daily commentary, real-time information on the markets, and fund performance. We are committed to managing Huntington Funds with the intent to provide performance under a disciplined and innovative investment approach. We look forward to helping you meet your long-term financial goals.

Sincerely,

B. Randolph Bateman

Chief Investment Officer

Huntington Asset Advisors, Inc.

❖	The composition of the Fund’s holdings is subject to change.

1	The GBMI tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities.

Message from the Chief Investment Officer

Message from the Chief Investment Officer (Continued)

2	The WIIB is a custom blended index comprised of the following two indices with their noted respective weightings: MSCI ACWI (50%) and GBMI (50%).

3	MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. This custom blended index and its respective weightings are reflective of the Fund’s sector diversification.

Indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

Total return represents the value of an investment after reinvesting all income and capital gains. Total returns for less than one year are cumulative. Returns shown are pre-tax. To receive after tax performance, please call 800-253-0412. Diversification does not assure a profit nor protect against loss in a declining market.

REITs and real-estate related securities involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks and may be more volatile than other securities. In addition, the value of REITs and other real estate-related investments is sensitive to changes in real estate values, extended vacancies of properties and other environmental and economic factors. MLPs concentrate investments in the natural resource sector and are subject to the risks of energy prices and demand and the volatility of commodity investments. Damage to facilities and infrastructure of MLPs may significantly affect the value of an investment and may incur environmental costs and liabilities due to the nature of their business. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment.

MLPs are subject certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.

ETFs generally present the same primary risks as investments in conventional funds (i.e., one that is not exchange traded) that have the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Distributed by Unified Financial Securities, Inc. (Member FINRA) a wholly owned subsidiary of Huntington Bancshares, Inc. and an affiliate of Huntington Asset Advisors, Inc. the advisor to the Huntington Funds.

Message from the Chief Investment Officer

Semi-Annual

Shareholder

Report

Huntington World Income Fund

April 30, 2012

CLASS A SHARES

TRUST SHARES

Huntington World Income Fund	April 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	61.5%
Preferred Stocks	13.3%
Corporate Bonds	7.1%
Foreign Government Bonds	5.3%
Exchange-Traded Funds	1.9%
Closed-End Funds	1.7%
Options Purchased	1.1%
Cash[1]	0.5%
Short-Term Securities Held as Collateral for Securities Lending	7.6%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of April 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 66.7%
Australia — 0.8%
Financials — 0.8%
10,000	National Australia Bank Ltd.	$262,881
Bermuda — 1.1%
Energy — 1.1%
10,000	Seadrill Ltd. (a)	391,300
Brazil — 0.9%
Utilities — 0.9%
11,000	CPFL Energia SA ADR (b)	310,200
Canada — 8.5%
Energy — 5.9%
7,000	Baytex Energy Corp. (b)	369,600
9,000	Crescent Point Energy Corp.	393,222
20,000	Freehold Royalties Ltd.	382,653
17,212	Pembina Pipeline Corp.	520,147
37,000	Pengrowth Energy Corp. (b)	331,890
		1,997,512
Financials — 1.3%
7,200	Bank of Montreal (a)	427,464
Telecommunication Services — 1.3%
2,600	BCE, Inc.	105,333
8,500	BCE, Inc. ADR	344,505
		449,838
		2,874,814

Shares		Value

Common Stocks — (Continued)
France — 2.9%
Financials — 1.2%
28,000	AXA SA ADR	$396,760
Telecommunication Services — 0.6%
15,000	France Telecom SA ADR	207,900
Utilities — 1.1%
16,000	GDF Suez SA ADR	367,840
		972,500
Greece — 1.2%
Industrials — 1.2%
26,000	Navios Maritime Partners LP	422,500
Israel — 2.1%
Industrials — 1.1%
1,800	Delek Group Ltd.	351,432
Telecommunication Services — 1.0%
28,000	Cellcom Israel Ltd.	349,720
		701,152
New Zealand — 1.6%
Telecommunication Services — 1.6%
50,000	Telecom Corp. of New Zealand Ltd. ADR	539,000
Spain — 0.8%
Financials — 0.8%
45,000	Banco Santander SA ADR	284,850

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Switzerland — 1.0%
Energy — 1.0%
6,600	Transocean Ltd.	$332,574
United Kingdom — 3.0%
Financials — 0.8%
26,000	Aviva PLC ADR	260,780
Health Care — 0.7%
5,500	GlaxoSmithKline PLC ADR	254,265
Utilities — 1.5%
23,000	SSE PLC	493,110
		1,008,155
United States — 42.8%
Consumer Staples — 2.2%
10,000	Reynolds American, Inc. (a)	408,300
20,000	Vector Group Ltd.	347,000
		755,300
Energy — 16.7%
3,500	BP Prudhoe Bay Royalty Trust	435,610
11,000	Copano Energy LLC	393,140
25,000	Crosstex Energy LP	445,000
7,000	Energy Transfer Partners LP (b)	347,410
7,500	Enterprise Products Partners LP (a)	386,550
12,000	Genesis Energy LP	371,520
4,600	Kinder Morgan Energy Partners LP (a) (b)	379,224
15,000	Legacy Reserves LP	428,100
11,000	Linn Energy LLC (a)	442,750
16,500	Natural Resource Partners LP	411,675
15,000	Penn Virginia Resource Partners LP	382,350
5,400	Plains All American Pipeline LP	442,422
15,000	Regency Energy Partners LP	377,700
15,000	Vanguard Natural Resources LLC	433,650
		5,677,101
Financials — 2.1%
40,000	Fifth Street Finance Corp.	392,800
15,000	Solar Capital Ltd.	311,400
		704,200
Health Care — 4.8%
10,000	Bristol-Myers Squibb Co.	333,700
11,000	Eli Lilly & Co. (a)	455,290
60,000	PDL BioPharma, Inc.	377,400
19,500	Pfizer, Inc.	447,135
		1,613,525
Industrials — 3.9%
32,000	R.R. Donnelley & Sons Co. (b)	400,320
25,000	SeaCube Container Leasing Ltd.	463,750
11,000	TAL International Group, Inc.	454,410
		1,318,480

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Real Estate Investment Trusts — 6.4%
22,000	Annaly Capital Management, Inc.	$359,040
13,000	Hatteras Financial Corp.	378,690
16,000	Hospitality Properties Trust	441,280
14,000	Invesco Mortgage Capital, Inc.	246,960
40,000	Medical Properties Trust, Inc.	375,200
16,300	Senior Housing Properties Trust	359,904
		2,161,074
Telecommunication Services — 4.5%
14,000	AT&T, Inc. (a)	460,740
10,000	CenturyLink, Inc.	385,600
80,000	Frontier Communications Corp.	323,200
33,000	Windstream Corp. (b)	370,920
		1,540,460
Utilities — 2.2%
10,000	Exelon Corp.	390,100
6,700	Progress Energy, Inc.	356,574
		746,674
		14,516,814
Total Common Stocks (Cost $22,864,480)		22,616,740
Preferred Stocks — 14.4%
Germany — 1.1%
Financials — 1.1%
15,000	Allianz SE, 8.375%	396,094
United States — 13.3%
Financials — 7.1%
15,000	BB&T Capital Trust V, 8.950%	386,550
14,000	First Republic Bank, Series A, 6.700%	363,440
15,000	JPMorgan Chase Capital XXVI, 8.000%	390,300
9,000	M&T Capital Trust IV, 8.500%	236,160
15,000	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	371,550
12,000	PNC Financial Services Group, Inc., Series P, 6.125%	303,600
13,000	Wells Fargo Capital Trust XII, 7.875%	341,640
		2,393,240
Materials — 1.1%
5,400	Molycorp, Inc., Series A, 5.500%	360,234
Real Estate Investment Trusts — 1.6%
9,000	Kimco Realty Corp., Series G, 7.750%	229,050
11,000	Vornado Realty LP, 7.875%	305,250
		534,300

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Principal Amount or Shares		Value

Preferred Stocks — (Continued)
United States — (Continued)
Telecommunication Services — 1.3%
17,500	Qwest Corp., 7.500%	$459,725
Utilities — 2.2%
15,000	FPC Capital I, Series A, 7.100%	384,600
13,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	366,600
		751,200
		4,498,699
Total Preferred Stocks (Cost $4,890,225)		4,894,793
Corporate Bonds — 7.8%
Australia — 1.6%
500,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (c)	550,102
Germany — 0.5%
Financials — 0.5%
320,000	KFW, 9.250%, 10/22/12 EMTN (c)	169,704
Multi-Nationals — 2.7%
Financials — 2.7%
625,000	Asian Development Bank, 9.250%, 4/30/13 GMTN (d)	338,054
860,000,000	European Bank for Reconstruction & Development, 7.200%, 6/8/16 GMTN (e)	99,480
2,500,000,000	Inter-American Development Bank, 6.500%, 6/4/14 GMTN (e)	275,612
375,000	International Bank for Reconstruction & Development, 8.750%, 6/15/12 GMTN (d)	197,450
		910,596
United States — 3.0%
Financials — 2.3%
255,000	General Electric Capital Corp., 5.000%, 2/28/14 EMTN	213,018
350,000	General Electric Capital Corp., 5.500%, 2/1/17 GMTN	295,417
250,000	Morgan Stanley, 7.625%, 3/3/16 GMTN	268,093
		776,528
Real Estate Investment Trusts — 0.7%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	229,377
		1,005,905
Total Corporate Bonds (Cost $2,710,276)		2,636,307
Foreign Government Bonds — 5.7%
Canada — 1.1%
665,000	Export Development Canada, 7.500%, 3/22/13 EMTN (c)	375,670

Principal Amount, Shares or Contracts		Value

Foreign Government Bonds — (Continued)
Indonesia — 0.6%
1,700,000,000	Indonesia Government Bond, Series FR55, 7.375%, 9/15/16 (c)	$200,729
Mexico — 1.4%
33,500	Mexican Bonos, Series MI10, 8.000%, 12/19/13 (c)	270,583
23,500	Mexican Bonos, Series M, 7.000%, 6/19/14 (c)	188,825
		459,408
Poland — 1.3%
530,000	Poland Government Bond, Series 414, 5.750%, 4/25/14 (c)	171,428
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (c)	90,340
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (c)	178,556
		440,324
South Africa — 0.2%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (c)	85,373
Turkey — 1.1%
300,000	Turkey Government Bond, 0.000%, 11/7/12 (c) (f)	162,780
394,000	Turkey Government Bond, 8.000%, 1/29/14 (c)	220,195
		382,975
Total Foreign Government Bonds (Cost $2,075,263)		1,944,479
Exchange-Traded Funds — 2.0%
4,000	iShares iBoxx $ High Yield Corporate Bond Fund (b)	364,800
4,300	WisdomTree Emerging Markets Corporate Bond Fund	322,500
Total Exchange-Traded Funds (Cost $688,315)		687,300
Closed-End Funds — 1.9%
18,000	GAMCO Global Gold Natural Resources & Income Trust (b)	291,420
20,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	333,000
Total Closed-End Funds (Cost $618,796)		624,420
Options Purchased — 1.2%
50	Eli Lilly & Co., Call @ $40, Expiring January 2013	16,250
300	Energy Select Sector SPDR Fund, Put @ $70, Expiring September 2012	108,000
75	S&P 500 Index, Put @ $1,380, Expiring July 2012	284,250
Total Options Purchased (Cost $411,275)		408,500

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Cash Equivalents — 0.6%
195,758	Huntington Money Market Fund, Interfund Shares, 0.010% (g) (h) (i)	$195,758
Total Cash Equivalents (Cost $195,758)		195,758
Short-Term Securities Held as Collateral for Securities Lending — 8.2%
2,787,822	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220%	2,787,822
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,787,822)		2,787,822
Total Investments (Cost $37,242,210) — 108.5%		36,796,119
Liabilities in Excess of Other Assets — (8.5)%		(2,900,245)
Net Assets — 100.0%		$33,895,874
(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of this security was on loan as of April 30, 2012. The total value of securities on loan as of April 30, 2012 was $2,728,883.

(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(d)	Foreign-denominated security. Principal amount is reported in Brazilian Real.

(e)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.

(f)	Zero coupon capital appreciation bonds.

(g)	Investment in affiliate.

(h)	Rate disclosed is the seven day yield as of April 30, 2012.

(i)	All or a portion of the security is held as collateral for written put options.

ADR — American Depositary Receipt

EMTN — Euro Medium Term Note

GMTN — Global Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012 (Unaudited)

Huntington World Income Fund
Assets:
Investments, at cost	$37,242,210
Investments, at value	$36,600,361
Investments in affiliated securities, at value	195,758
Total Investments	36,796,119
Foreign currencies, at value (Cost $3,782)	3,782
Income receivable	257,233
Receivable for investments sold	149,907
Receivable for shares sold	123,686
Tax reclaims receivable	2,168
Prepaid expenses and other assets	35,650
Total assets	37,368,545
Liabilities:
Payable for return of collateral on loaned securities	2,787,822
Options written, at value (premium received $224,350)	234,193
Payable for investments purchased	395,351
Accrued expenses and other payables
Investment advisor fees	6,826
Administration fees	4,974
Custodian fees	6,682
Financial administration fees	3,422
Distribution service fee	1,059
Shareholder services fee	6,826
Transfer agent fees	6,993
Trustees’ fees	637
Compliance service fees	495
Other	17,391
Total liabilities	3,472,671
Net Assets	$33,895,874

Net Assets Consist of:
Paid in capital	$35,502,876
Net unrealized depreciation of investments, options and translations of assets and liabilities in foreign currency	(458,333)
Accumulated net realized loss on investments, options and foreign currency transactions	(1,195,936)
Accumulated net investment income	47,267
Net Assets	$33,895,874

Net Assets:
Trust Shares	$28,640,623
Class A Shares	$5,255,251
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	3,177,764
Class A Shares	583,174
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$9.01
Class A Shares	$9.01
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.46
Maximum Sales Charge:
Class A Shares	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Huntington World Income Fund
Investment Income:
Dividend income	$1,123,605
Dividend income from affiliated securities	52
Interest income	137,293
Income from securities lending, net	5,569
Foreign dividend taxes withheld	(25,197)
Total investment income	1,241,322
Expenses:
Investment advisor fees	69,695
Administration fees	25,397
Custodian fees	1,597
Transfer and dividend disbursing agent fees and expenses	17,781
Trustees’ fees	1,041
Professional fees	11,631
Financial administration fees	10,828
Distribution services fee—Class A Shares	5,469
Shareholder services fee—Trust Shares	29,378
Shareholder services fee—Class A Shares	5,469
State registration costs	24,597
Offering costs	7,471
Printing and postage	11,507
Insurance premiums	998
Compliance service fees	1,143
Other	840
Total expenses	224,842
Investment advisory fees waived	(28,473)
Net expenses	196,369
Net investment income	1,044,953
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investment transactions	(769,192)
Net realized gain on option transactions	101,637
Net realized loss on foreign currency transactions	(12,612)
Net realized loss on investments, options and translation of assets and liabilities in foreign currency transactions	(680,167)
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	772,420
Net realized and unrealized gain on investments options and foreign currency transactions	92,253
Change in net assets resulting from operations	$1,137,206

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Huntington World Income Fund
	Six Months Ended April 30, 2012	Period Ended October 31, 2011(1)
	(unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,044,953	$559,403
Net realized loss on investments, options and foreign currency transactions	(680,167)	(551,486)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	772,420	(1,230,753)
Net increase (decrease) in net assets resulting from operations	1,137,206	(1,222,836)
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(944,136)	(462,906)
Class A Shares	(170,298)	(82,430)
Change in net assets resulting from distributions to shareholders	(1,114,434)	(545,336)
Change in net assets resulting from capital transactions	11,413,606	24,227,668
Change in net assets	11,436,378	22,459,496
Net Assets
Beginning of period	22,459,496	—
End of period	$33,895,874	$22,459,496

Accumulated net investment income included in net assets at end of period	$47,267	$116,748
Capital Transactions:
Trust Shares
Shares Sold	$12,578,011	$21,501,417
Dividends reinvested	518,150	308,992
Shares redeemed	(3,234,209)	(1,513,802)
Total Trust Shares	9,861,952	20,296,606
Class A Shares
Shares Sold	1,733,825	4,341,716
Dividends reinvested	101,829	53,808
Shares redeemed	(284,000)	(464,462)
Total Class A Shares	1,551,654	3,931,062
Net change resulting from capital transactions	$11,413,606	$24,227,668
Share Transactions:
Trust Shares
Shares Sold	1,398,266	2,222,188
Dividends reinvested	58,073	33,447
Shares redeemed	(359,700)	(174,510)
Total Trust Shares	1,096,639	2,081,125
Class A Shares
Shares Sold	192,781	458,068
Dividends reinvested	11,431	5,876
Shares redeemed	(31,477)	(53,505)
Total Class A Shares	172,735	410,439
Net change resulting from share transactions	1,269,374	2,491,564

(1)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Financial Highlights

Huntington World Income Fund

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized loss on investments	Total from investment operations	Distributions from net investment income	Total distributions
Trust Shares
2011(4)	$10.00	0.29	(1.00)	(0.71)	(0.28)	(0.28)
2012(7)	$9.01	0.32	0.03	0.35	(0.35)	(0.35)
Class A Shares
2011(4)	$10.00	0.26	(0.98)	(0.72)	(0.27)	(0.27)
2012(7)	$9.01	0.31	0.03	0.34	(0.34)	(0.34)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares.
(4)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	Six months ended April 30, 2012 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Portfolio Turnover Rate(3)

$9.01	(7.17	)%(5)	$18,760	1.79	%(6)	6.38	%(6)	1.79	%(6)	59.84	%(5)
$9.01	3.99	%(5)	$28,641	1.37	%(6)	7.53	%(6)	1.58	%(6)	43.43	%(5)

$9.01	(7.27	)%(5)	$3,699	2.04	%(6)	6.13	%(6)	2.04	%(6)	59.84	%(5)
$9.01	3.87	%(5)	$5,255	1.62	%(6)	7.28	%(6)	1.83	%(6)	43.43	%(5)

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2012 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2012, the Trust operated 37 separate series, or mutual funds, each with its own investment objective and strategy. The prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the Huntington World Income Fund (the “Fund” or “World Income Fund”), which commenced operations on May 2, 2011. The Fund offers Trust and Class A shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for the Fund valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by the Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to

Semi-Annual Shareholder Report

halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Fund’s Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for the Fund:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
Common Stocks	$22,616,740	$—	$—		$—	$22,616,740	$—
Preferred Stocks	4,498,699	—	396,094	(1)	—	4,894,793	—
Corporate Bonds	—	—	2,636,307		—	2,636,307	—
Foreign Government Bonds	—	—	1,944,479		—	1,944,479	—
Exchange-Traded Funds	687,300	—	—		—	687,300	—
Closed-End Funds	624,420	—	—		—	624,420	—
Options Purchased	408,500	—	—		—	408,500	—
Cash Equivalents	195,758	—	—		—	195,758	—
Short-Term Securities Held as Collateral for
Securities Lending	2,787,822	—	—		—	2,787,822	—
Written Options	—	(234,193)	—		—	—	(234,193)

Total	$31,819,239	$(234,193)	$4,976,880		$—	$36,796,119	$(234,193)

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.

(1)	Consists of Allianz SE, 8.375%, listed under financials.

For the six months ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all levels as of April 30, 2012.

B.	When-Issued and Delayed Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

The Fund may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. The Fund may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—The Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At April 30, 2012 the Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

Semi-Annual Shareholder Report

The following is a summary of World Income Fund’s written option activity for the six months ended April 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2011	597	$55,194
Options written	3,831	435,437
Options closed	(666)	(80,620)
Options expired	(1,409)	(93,486)
Options exercised	(1,173)	(92,175)
Outstanding at 04/30/2012	1,180	$224,350

As of April 30, 2012, World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
iPath S&P 500 VIX Short-Term Futures ETN	Put	May 2012	$20	200	$77,000	$(16,430)
Bank of Montreal	Call	June 2012	60	72	7,200	(216)
Seadrill Ltd.	Call	June 2012	41	100	4,500	(100)
Enterprise Products Partners LP	Call	June 2012	52.50	75	4,125	300
Kinder Morgan Energy Partners LP	Call	June 2012	85	46	3,128	(55)
Linn Energy LLC	Call	June 2012	41	110	2,750	(110)
Reynolds American, Inc.	Call	June 2012	42	12	360	(25)
S&P 500 Index	Put	July 2012	1,260	75	93,750	(900)
AT&T, Inc.	Call	July 2012	34	140	4,480	(280)
Energy Select Sector SPDR Fund	Put	September 2012	60	300	31,800	(800)
Eli Lilly & Co.	Call	January 2013	35	50	5,100	8,773
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(9,843)

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of April 30, 2012, and the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2012.

The Fair Value of Derivative Instruments as of April 30, 2012:

	Asset Derivatives	Liability Derivatives
	Statements of Assets and	Statements of Assets and
Primary Risk Exposure	Liabilities Location	Liabilities Location	Fair Value
Option Contracts		Options Written, at value	$234,193

	Investments, at value		408,500

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2012:

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts	Net realized gain on option transactions/Net change in unrealized appreciation/(depreciation) of investments and options	$101,637	$(26,487)

The notional value of the written options contracts outstanding as of April 30, 2012 and the month-end average notional amount for the six months ended April 30, 2012 are detailed in the table below:

Average Month-End Notional Amount	April 30, 2012 Notional Amount
$3,612,858	$14,429,150

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Derivative positions open during the period and at period end are reflected for the Fund in the tables above. The volume of these positions relative to the Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Fund values derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

E.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At April 30, 2012, the Fund did not hold restricted securities.

F.	Securities Lending

To generate additional income, the Fund may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Fund, based on the prior day’s closing price. The Fund receives payments from the borrower’s equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Fund lending securities receives an annual securities lending fee and retains a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of April 30, 2012, the Fund had securities with the following market values on loan:

Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by Huntington from Securities Lending
$2,728,883	$2,787,822	$1,715,120	$1,042

As of April 30, 2012, cash collateral invested was as follows:

Fidelity Institutional Money Market Portfolio, Institutional Class
$2,787,822

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Fund. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

Semi-Annual Shareholder Report

The Fund may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Fund may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

I.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses specific to a class are charged to that class. Expenses not directly attributable to the Fund are allocated proportionally among various funds or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

J.	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Fund have been provided for in accordance with each applicable country’s tax rules and rates.

As of April 30, 2012, the cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
$37,171,235	$952,793	$(1,398,884)	$(446,091)

*	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

Capital losses generated during the six months ending April 30, 2012, will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal. Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

K.	Subsequent Event

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Fund’s investment advisor. The Fund pays the Advisor a fee for its services of 0.50% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Fund.

Administrative Fees—Huntington is the Administrator to the Trust, and Huntington Asset Services, Inc. (“HASI”), an affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Fund with certain administrative services. As Sub-Administrator, HASI provides the Fund with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Fund. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Fund. Huntington has sub-contracted certain fund accounting services to HASI. HASI is paid directly by Huntington, not the Fund, for these services. The fees paid for administrative and sub-administrative services are based on the level of average net assets of the Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Fund will compensate qualified intermediaries for distribution services in connection with Class A Shares at 0.25% of the daily net assets of the Fund’s Class A Shares. Trust Shares are not subject to Rule 12b-1 fees. Class A Shares and Trust Shares are also subject to a shareholder services fee at 0.25%

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

of the daily net assets of such shares. For the six months ended April 30, 2012, Huntington and its affiliates received $34,847 in shareholder service fees from the Fund. For the six months ended April 30, 2012, Unified Financial Securities, Inc., the Fund’s distributor, received underwriter commissions of $1,509 earned on sales of Class A Shares. For the six months ended April 30, 2012, the Fund paid $3,118 to affiliated broker-dealers of the Fund.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Fund. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for the Fund. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for the Fund. Brown Brothers Harriman serves as sub-custodian for the Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $135,188 annually.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $40,000 annual retainer plus $2,500 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Fund for incremental work outside of the regular meeting process based on the value added to the Fund. In addition, the Fund reimburses Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the period ended April 30, 2012, actual Trustee compensation was $966 in aggregate from the Fund.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of the Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

10/31/2011 Market Value	Purchases	Sales	04/30/2012 Market Value	Income
$416,133	$18,035,272	$(18,255,647)	$195,758	$52
(4)	Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. government securities, for the six months ended April 30, 2012, were as follows:

Purchases	Sales
$24,113,535	$11,594,993

The Fund made no purchases or sales of long-term U.S. government securities for the six months ended April 30, 2012.

(5)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. For the period ended April 30, 2012, Citi earned approximately $1,006 of interest for the Line of Credit fee from the Trust. The World Income Fund did not utilize the Line of Credit during the period ended April 30, 2012. As of April 30, 2012, the World Income Fund had no loan outstanding with Citi.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 to April 30, 2012.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, November 1, 2011	Ending Account Value, April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio

World Income Fund
Trust Shares	Actual	$1,000.00	$1,039.90	$6.95	1.37%
	Hypothetical (2)	$1,000.00	$1,018.05	$6.87	1.37%
Class A Shares	Actual	$1,000.00	$1,038.70	$8.21	1.62%
	Hypothetical (2)	$1,000.00	$1,016.81	$8.12	1.62%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning November 1, 2011 through April 30, 2012. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator and Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Sub-Administrator and Sub-Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 44632P108	Cusip 44632P207

Huntington Funds Shareholder Services: 1-800-253-0412

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 6/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 6/28/12

By (Signature and Title)*	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 6/28/12